Accounts Receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable

3.	Accounts Receivable:

The accounts receivable as at December 31, 2025, is summarized as follows:

	2025	2024
Accounts receivable	$5,386,607	$5,401,944

Provision for doubtful accounts	(356,167)	(220,733)

Net accounts receivable	$5,030,440	$5,181,211

The Company has a doubtful debt provision of $356,167 (2024 - $220,733) for existing accounts receivable.